Description of Business, Basis of Presentation and Significant Accounting Policies - Summary of Restricted Stock Awards Activity (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs Outstanding, Beginning Balance | shares	711,922
Number of RSUs Outstanding, Granted | shares	1,155,851
Number of RSUs Outstanding, Vested | shares	(309,397)
Number of RSUs Outstanding, Forfeited | shares	(483,586)
Number of RSUs Outstanding, Ending Balance | shares	1,074,790
Weighted- Average Grant Date Fair Value Per Share, Beginning balance | $ / shares	$ 138
Weighted- Average Grant Date Fair Value Per Share, Granted | $ / shares	31.8
Weighted Average Grant Date Fair Value Per Share, Vested | $ / shares	123.6
Weighted Average Grant Date Fair Value Per Share, Forfeited | $ / shares	87.3
Weighted- Average Grant Date Fair Value Per Share, Ending balance | $ / shares	$ 50.25
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs Outstanding, Beginning Balance | shares	10,678,818
Number of RSUs Outstanding, Granted | shares	17,337,752
Number of RSUs Outstanding, Vested | shares	(4,640,946)
Number of RSUs Outstanding, Forfeited | shares	(7,253,780)
Number of RSUs Outstanding, Ending Balance | shares	16,121,844
Weighted- Average Grant Date Fair Value Per Share, Beginning balance | $ / shares	$ 9.2
Weighted- Average Grant Date Fair Value Per Share, Granted | $ / shares	2.12
Weighted Average Grant Date Fair Value Per Share, Vested | $ / shares	8.24
Weighted Average Grant Date Fair Value Per Share, Forfeited | $ / shares	5.82
Weighted- Average Grant Date Fair Value Per Share, Ending balance | $ / shares	$ 3.35
Impact of Reverse Stock Split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs Outstanding, Beginning Balance | shares	(9,966,896)
Number of RSUs Outstanding, Granted | shares	(16,181,901)
Number of RSUs Outstanding, Vested | shares	4,331,549
Number of RSUs Outstanding, Forfeited | shares	6,770,194
Number of RSUs Outstanding, Ending Balance | shares	(15,047,054)
Weighted- Average Grant Date Fair Value Per Share, Beginning balance | $ / shares	$ 128.8
Weighted- Average Grant Date Fair Value Per Share, Granted | $ / shares	29.68
Weighted Average Grant Date Fair Value Per Share, Vested | $ / shares	115.36
Weighted Average Grant Date Fair Value Per Share, Forfeited | $ / shares	81.48
Weighted- Average Grant Date Fair Value Per Share, Ending balance | $ / shares	$ 46.9